Performance Management - BNY Mellon Innovators ETF	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund for its first complete calendar year of operations. The table compares the average annual total returns of the fund to those of the Russell 3000® Index, a broad measure of market performance, and the Russell 3000® Growth Index, which is designed to measure the performance of the broad growth segment of the US equity universe. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart Best Quarter 2024, Q1: 8.68 Worst Quarter 2024, Q3: (0.24)
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Innovators ETF		12 Months Ended	19 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		23.81%	26.12%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date			May 17, 2023
Russell 3000® Growth Index (reflects no deductions for fees, expense or taxes) | Average Annual Return, Label [Optional Text]	Russell 3000® Growth Index
Russell 3000® Growth Index (reflects no deductions for fees, expense or taxes) | Average Annual Return, Percent		32.46%	34.37%
Russell 3000® Growth Index (reflects no deductions for fees, expense or taxes) | Performance Inception Date			May 17, 2023
BNY Mellon Innovators ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon Innovators ETF | Average Annual Return, Percent		21.58%	24.06%
BNY Mellon Innovators ETF | Performance Inception Date			May 17, 2023
BNY Mellon Innovators ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon Innovators ETF | After Taxes on Distributions | Average Annual Return, Percent		21.58%	24.06%
BNY Mellon Innovators ETF | After Taxes on Distributions | Performance Inception Date			May 17, 2023
BNY Mellon Innovators ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon Innovators ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.78%	18.62%
BNY Mellon Innovators ETF | After Taxes on Distributions and Sales | Performance Inception Date			May 17, 2023

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Innovators ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.68%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.24%)
Lowest Quarterly Return, Date	Sep. 30, 2024